Financial instruments (Details 22) - Series P bonds [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 3,835	$ 3,534	$ 3,960
CCS Coverage [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 3,119	$ 3,439	$ 2,995